Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating Loss Carryforwards [Line Items]
Current	$ 0	$ 389,845	$ 213,649
Deferred tax expense	(1,002,346)	(166,672)
Total (benefit of) provision for income taxes	(1,002,346)	223,173	213,649
Less: provision for income taxes - discontinued operations	(1,002,346)	223,173	213,649
Discontinued operations.
Operating Loss Carryforwards [Line Items]
Total (benefit of) provision for income taxes	0		(213,649)
Less: provision for income taxes - discontinued operations	0		$ (213,649)
Continuing operations
Operating Loss Carryforwards [Line Items]
Total (benefit of) provision for income taxes	(1,002,346)	223,173
Less: provision for income taxes - discontinued operations	$ (1,002,346)	$ 223,173